EMPLOYEE BENEFIT ASSETS AND LIABILITIES - Disclosure of detailed information about defined benefit liability (asset) (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee Benefit Assets And Liabilities [Abstract]
Defined benefit obligation	$ 418	$ 668	$ 588
Fair value of plan assets	(172)	(277)	$ (217)
Net defined benefit liability	$ 246	$ 391